Note 10 - Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Note 10 - Commitments and Contingencies (Details) [Line Items]
Commitments for Vessel Aquisitions	$ 130,668
Commitments for Vessel Aquisitions Remainder of Fiscal Year	12,840
Commitments for Vessel Aquisitions Second Year	51,433
Commitments for Vessel Aquisitions Third Year	66,395
Hull S407 [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Commitments for Vessel Aquisitions	22,138
Hull S418 [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Commitments for Vessel Aquisitions	28,170
Hull S419 [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Commitments for Vessel Aquisitions	28,170
Hull S414 [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Commitments for Vessel Aquisitions	26,010
Hull S417 [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Commitments for Vessel Aquisitions	$ 26,180